CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (3,858,722)	$ (4,504,659)	$ (13,690,947)	$ (11,814,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	368,140	76,973	743,274	205,629
Depreciation and amortization	102,503	96,644	386,686	321,984
Change in fair value of warrant liability	(2,523)	739,306	3,431,865	1,563,439
Changes in non-cash working capital balances:
Other current assets	232,518	17,124	189,906	34,584
Accounts payable	516,762	44,220	214,138	266,217
Accrued liabilities	(243,501)	(150,391)	283,983	250,122
Operating lease assets and liabilities, net	2,446	174	21,543	(6,114)
Cash used in operating activities	(2,882,377)	(3,680,609)	(8,419,553)	(9,167,965)
Investing activities:
Purchase of equipment	(14,792)		(241,203)	(31,107)
Cash used in investing activities	(14,792)		(241,203)	(1,006,107)
Financing activities:
Cash provided by financing activities	147,042	9,012,178	13,593,691	10,123,064
(Decrease) increase in cash and cash equivalents during the period	(2,750,127)	5,331,569	4,932,935	(51,038)
Cash and cash equivalents, beginning of the period	10,468,645	5,535,710	5,535,710	5,586,748
Cash and cash equivalents, end of the period	7,718,518	10,867,279	10,468,645	5,535,710
Supplemental Cash Flow Information
Increase in right of use asset and lease liability from lease extension		245,120
Series B Preferred Stock
Financing activities:
Proceeds from issuances of preferred stock, net		$ 9,012,178	9,615,078	$ 10,123,064
Series C Preferred Stock
Financing activities:
Proceeds from issuances of preferred stock, net	$ 147,042		$ 3,978,613